NMT
Nuveen Massachusetts Quality Municipal Income Fund
Portfolio of Investments    August 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 152.0% (100.0% of Total Investments)
	MUNICIPAL BONDS – 152.0% (100.0% of Total Investments)
	Education and Civic Organizations – 45.4% (29.9% of Total Investments)
$210	Lowell, Massachusetts, Collegiate Charter School Revenue Bonds, Series 2019, 5.000%, 6/15/49	6/26 at 100.00	N/R	$213,410
3,515	Massachusetts Development Finance Agency, Revenue Bonds, Berklee College of Music, Series 2016, 5.000%, 10/01/39	10/26 at 100.00	A	4,057,048
2,200	Massachusetts Development Finance Agency, Revenue Bonds, Boston College, Series 2013S, 5.000%, 7/01/38	7/23 at 100.00	AA-	2,425,544
730	Massachusetts Development Finance Agency, Revenue Bonds, Boston College, Series 2017T, 5.000%, 7/01/42	7/27 at 100.00	AA-	881,380
	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Tender Option Bond Trust 2016-XG0070:
1,880	17.770%, 10/01/48, 144A (IF) (4)	10/23 at 100.00	AA-	2,624,386
575	17.666%, 10/01/48, 144A (IF) (4)	10/23 at 100.00	AA-	802,395
	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2017A:
2,000	5.000%, 1/01/34	1/28 at 100.00	BBB+	2,326,480
2,240	5.000%, 1/01/37	1/28 at 100.00	BBB+	2,585,565
1,955	Massachusetts Development Finance Agency, Revenue Bonds, Lesley University, Series 2016, 5.000%, 7/01/35	7/26 at 100.00	A-	2,239,433
1,500	Massachusetts Development Finance Agency, Revenue Bonds, Massachusetts Institute of Technology, Series 2020P, 5.000%, 7/01/50	No Opt. Call	AAA	2,438,310
	Massachusetts Development Finance Agency, Revenue Bonds, MCPHS University Issue, Series 2015H:
450	3.500%, 7/01/35	7/25 at 100.00	AA	485,942
190	5.000%, 7/01/37	7/25 at 100.00	AA	220,193
1,200	Massachusetts Development Finance Agency, Revenue Bonds, Merrimack College, Series 2017, 5.000%, 7/01/47	7/26 at 100.00	BBB-	1,255,104
550	Massachusetts Development Finance Agency, Revenue Bonds, Northeastern University, Series 2012, 5.000%, 10/01/31	10/22 at 100.00	A1	595,007
	Massachusetts Development Finance Agency, Revenue Bonds, Northeastern University, Series 2014A:
875	5.000%, 3/01/39	3/24 at 100.00	A1	974,908
1,400	5.000%, 3/01/44	3/24 at 100.00	A1	1,550,920
500	Massachusetts Development Finance Agency, Revenue Bonds, Simmons College, Series 2013J, 5.250%, 10/01/39	10/23 at 100.00	BBB+	545,795
1,100	Massachusetts Development Finance Agency, Revenue Bonds, Simmons University Issue, Series 2020M, 4.000%, 10/01/38	10/30 at 100.00	BBB+	1,197,845

NMT	Nuveen Massachusetts Quality Municipal Income Fund (continued)
Portfolio of Investments August 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$1,230	Massachusetts Development Finance Agency, Revenue Bonds, Sterling and Francine Clark Art Institute, Series 2015, 5.000%, 7/01/33	7/25 at 100.00	AA	$1,447,403
450	Massachusetts Development Finance Agency, Revenue Bonds, Suffolk University, Refunding Series 2019, 5.000%, 7/01/36	7/29 at 100.00	Baa2	532,976
	Massachusetts Development Finance Agency, Revenue Bonds, The Broad Institute, Series 2017:
2,200	5.000%, 4/01/35	10/27 at 100.00	AA-	2,745,072
1,250	5.000%, 4/01/36	10/27 at 100.00	AA-	1,554,212
875	Massachusetts Development Finance Agency, Revenue Bonds, Tufts University, Series 2015Q, 5.000%, 8/15/38	8/25 at 100.00	Aa2	1,018,054
1,325	Massachusetts Development Finance Agency, Revenue Bonds, Wheaton College, Series 2017H, 5.000%, 1/01/42	1/28 at 100.00	A3	1,549,667
1,510	Massachusetts Development Finance Agency, Revenue Bonds, Woods Hole Oceanographic Institution, Series 2018, 5.000%, 6/01/43	6/28 at 100.00	AA-	1,857,617
1,365	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute, Series 2012, 5.000%, 9/01/50	9/22 at 100.00	A	1,435,980
840	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute, Series 2016, 5.000%, 9/01/37	9/26 at 100.00	A	977,214
	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute, Series 2017:
550	5.000%, 9/01/42	9/27 at 100.00	A	645,117
700	5.000%, 9/01/47	9/27 at 100.00	A	815,626
2,500	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute, Series 2017B, 5.000%, 9/01/42	9/27 at 100.00	A	2,932,350
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute, Series 2019, 4.000%, 9/01/44	9/29 at 100.00	A	1,096,500
500	Massachusetts Development Finance Authority, Revenue Bonds, Suffolk University, Refunding Series 2017, 5.000%, 7/01/35	7/27 at 100.00	Baa2	574,060
3,000	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation, Series 2002A, 5.750%, 1/01/42 – AMBAC Insured	No Opt. Call	AA-	4,721,850
2,495	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation, Series 2016, 5.000%, 1/01/40	7/26 at 100.00	AA-	2,977,782
	Massachusetts Development Finance Authority, Revenue Refunding Bonds, Boston University, Series 1999P:
1,090	6.000%, 5/15/29	No Opt. Call	Aa3	1,450,670
1,000	6.000%, 5/15/59	5/29 at 105.00	Aa3	1,335,980
320	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Series 2011J, 5.625%, 7/01/33 (AMT)	7/21 at 100.00	AA	329,011
255	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northeastern University, Series 2010A, 4.875%, 10/01/35	10/20 at 100.00	A1	255,966
380	University of Massachusetts Building Authority, Project Revenue Bonds, Senior Series 2014-1, 5.000%, 11/01/44	11/24 at 100.00	Aa2	432,930
4,000	University of Massachusetts Building Authority, Project Revenue Bonds, Senior Series 2015-1, 5.000%, 11/01/40	11/25 at 100.00	Aa2	4,693,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$690	University of Massachusetts Building Authority, Project Revenue Bonds, Senior Series 2020-1, 5.000%, 11/01/36	11/29 at 100.00	Aa2	$896,641
52,595	Total Education and Civic Organizations			63,695,343
	Health Care – 31.6% (20.8% of Total Investments)
1,000	Massachusetts Development Finance Agency Revenue Bonds, Children's Hospital Issue, Series 2014P, 5.000%, 10/01/46	10/24 at 100.00	AA	1,114,910
1,340	Massachusetts Development Finance Agency Revenue Bonds, South Shore Hospital, Series 2016I, 5.000%, 7/01/41	7/26 at 100.00	BBB+	1,506,763
1,410	Massachusetts Development Finance Agency, Hospital Revenue Bonds, Cape Cod Healthcare Obligated Group, Series 2013, 5.250%, 11/15/41	11/23 at 100.00	AA-	1,542,540
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Baystate Medical Center Issue, Series 2014N, 5.000%, 7/01/44	7/24 at 100.00	A+	1,106,350
	Massachusetts Development Finance Agency, Revenue Bonds, Berkshire Health Systems, Series 2012G:
895	5.000%, 10/01/29	10/21 at 100.00	AA-	926,531
700	5.000%, 10/01/31	10/21 at 100.00	AA-	723,142
500	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Series 2016E, 5.000%, 7/01/32	7/26 at 100.00	BBB	577,225
1,675	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Refunding Series 2016-I, 5.000%, 7/01/30	7/26 at 100.00	A	2,014,489
	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2015H-1:
900	5.000%, 7/01/30	7/25 at 100.00	A	1,054,449
1,000	5.000%, 7/01/32	7/25 at 100.00	A	1,162,710
500	5.000%, 7/01/33	7/25 at 100.00	A	579,455
	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2018J-2:
1,500	5.000%, 7/01/38	7/28 at 100.00	A	1,829,235
2,000	5.000%, 7/01/43	7/28 at 100.00	A	2,409,520
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Covenant Health System Obligated Group, Series 2012, 5.000%, 7/01/31	7/22 at 100.00	BBB	1,053,420
2,800	Massachusetts Development Finance Agency, Revenue Bonds, Dana-Farber Cancer Institute Issue, Series 2016N, 5.000%, 12/01/46	12/26 at 100.00	A1	3,260,236
3,500	Massachusetts Development Finance Agency, Revenue Bonds, Lahey Health System Obligated Group Issue, Series 2015F, 5.000%, 8/15/45	8/25 at 100.00	A	3,984,050
1,080	Massachusetts Development Finance Agency, Revenue Bonds, Milford Regional Medical Center Issue, Series 2014F, 5.750%, 7/15/43	7/23 at 100.00	BB+	1,159,607
100	Massachusetts Development Finance Agency, Revenue Bonds, Milford Regional Medical Center Issue, Series 2020G, 5.000%, 7/15/46, 144A, (WI/DD, Settling 9/03/20)	7/30 at 100.00	BB+	114,699
3,450	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System Issue, Series 2016Q, 5.000%, 7/01/47	7/26 at 100.00	AA-	4,044,228

NMT	Nuveen Massachusetts Quality Municipal Income Fund (continued)
Portfolio of Investments August 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System Issue, Series 2017S-1:
$2,200	5.000%, 7/01/37	1/28 at 100.00	AA-	$2,694,846
2,100	4.000%, 7/01/41	1/28 at 100.00	AA-	2,366,763
820	Massachusetts Development Finance Agency, Revenue Bonds, Southcoast Health System Obligated Group Issue, Series 2013F, 5.000%, 7/01/37	7/23 at 100.00	BBB+	875,875
	Massachusetts Development Finance Agency, Revenue Bonds, The Lowell General Hospital, Series 2013G:
1,000	5.000%, 7/01/37	7/23 at 100.00	BBB+	1,068,140
2,200	5.000%, 7/01/44	7/23 at 100.00	BBB+	2,321,814
610	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health Care Obligated Group Issue, Series 2017K, 5.000%, 7/01/38	1/27 at 100.00	A-	699,444
	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health Care Obligated Group Issue, Series 2017L:
400	3.625%, 7/01/37	7/27 at 100.00	A-	411,816
1,095	5.000%, 7/01/44	7/27 at 100.00	A-	1,245,584
445	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health Care, Series 2016I, 5.000%, 7/01/36	7/26 at 100.00	A-	509,036
25	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health, Series 2011H, 5.500%, 7/01/31	7/21 at 100.00	BBB+	25,722
280	Massachusetts Development Finance Agency, Revenue Bonds, Wellforce Issue, Series 2019A, 5.000%, 7/01/44	1/29 at 100.00	BBB+	322,661
100	Massachusetts Development Finance Agency, Revenue Bonds, Wellforce Issue, Series 2020C, 4.000%, 10/01/45 – AGM Insured	10/30 at 100.00	AA	114,731
1,495	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milford Regional Medical Center, Series 2007E, 5.000%, 7/15/32	10/20 at 100.00	BB+	1,498,005
39,120	Total Health Care			44,317,996
	Housing/Multifamily – 1.5% (1.0% of Total Investments)
215	Massachusetts Housing Finance Agency, Housing Bonds, Series 2003H, 5.125%, 6/01/43	9/20 at 100.00	AA	215,353
745	Massachusetts Housing Finance Agency, Housing Bonds, Series 2019B-1, 3.100%, 12/01/44	12/28 at 100.00	AA	784,634
1,000	Massachusetts Housing Finance Agency, Housing Bonds, Series 2020A-1, 3.000%, 12/01/50	12/28 at 100.00	AA	1,042,130
1,960	Total Housing/Multifamily			2,042,117
	Long-Term Care – 3.2% (2.1% of Total Investments)
	Massachusetts Development Finance Agency Revenue Refunding Bonds, NewBridge on the Charles, Inc Issue, Series 2017:
1,040	4.125%, 10/01/42, 144A	10/22 at 105.00	BB+	1,051,762
250	5.000%, 10/01/47, 144A	10/22 at 105.00	BB+	267,287
460	Massachusetts Development Finance Agency, Revenue Bonds, Berkshire Retirement Community Lennox, Series 2015, 5.000%, 7/01/31	7/25 at 100.00	A+	518,894

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
$485	Massachusetts Development Finance Agency, Revenue Bonds, Carleton-Willard Village, Series 2019, 4.000%, 12/01/42	12/25 at 103.00	A-	$500,467
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Loomis Communities, Series 2013A, 5.250%, 1/01/26	1/23 at 100.00	BBB	1,063,660
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Inc, Refunding Series 2019, 5.000%, 10/01/49	10/24 at 104.00	BBB+	1,072,720
4,235	Total Long-Term Care			4,474,790
	Tax Obligation/General – 18.8% (12.3% of Total Investments)
1,250	Hudson, Massachusetts, General Obligation Bonds, Municipal Purpose Loan Series 2011, 5.000%, 2/15/32	10/20 at 100.00	AA	1,254,038
330	Massachusetts Bay Transportation Authority, General Obligation Transportation System Bonds, Series 1991A, 7.000%, 3/01/21	No Opt. Call	Aa1	341,213
1,500	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2004B, 5.250%, 8/01/21 – AGM Insured	No Opt. Call	Aa1	1,569,975
2,000	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2015C, 5.000%, 7/01/45	7/25 at 100.00	Aa1	2,350,820
3,895	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2017F, 5.000%, 11/01/46	11/27 at 100.00	Aa1	4,796,576
4,000	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2019A, 5.250%, 1/01/44	1/29 at 100.00	Aa1	5,148,680
2,500	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2020C, 3.000%, 3/01/47	3/30 at 100.00	Aa1	2,691,850
1,775	North Reading, Massachusetts, General Obligation Bonds, Municipal Purpose Loan Series 2012, 5.000%, 5/15/35	5/22 at 100.00	Aa2	1,903,048
880	Norwell, Massachusetts, General Obligation Bonds, Series 2003, 5.000%, 11/15/20 – FGIC Insured	No Opt. Call	AAA	888,615
1,950	Pentucket Regional School District, Massachusetts, General Obligation Bonds, Series 2019, 3.000%, 9/01/42	9/27 at 100.00	Aa2	2,054,656
	Quincy, Massachusetts, General Obligation Bonds, State Qualified Municipal Purpose Loan Series 2011:
1,280	5.125%, 12/01/33	12/20 at 100.00	Aa2	1,293,978
2,000	5.250%, 12/01/38	12/20 at 100.00	Aa2	2,021,400
23,360	Total Tax Obligation/General			26,314,849
	Tax Obligation/Limited – 19.0% (12.5% of Total Investments)
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
2,000	5.250%, 1/01/36	1/22 at 100.00	BB	2,062,520
1,310	5.125%, 1/01/42	1/22 at 100.00	BB	1,344,296
	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1:
400	5.000%, 1/01/37	1/22 at 100.00	BB	410,720
1,115	5.000%, 1/01/42	1/22 at 100.00	BB	1,142,106
855	Martha's Vineyard Land Bank, Massachusetts, Revenue Bonds, Refunding Green Series 2014, 5.000%, 5/01/33 – BAM Insured	11/24 at 100.00	AA	982,480

NMT	Nuveen Massachusetts Quality Municipal Income Fund (continued)
Portfolio of Investments August 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$500	Martha's Vineyard Land Bank, Massachusetts, Revenue Bonds, Refunding Green Series 2017, 5.000%, 5/01/35	5/27 at 100.00	AA	$613,865
1,000	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2012A, 5.000%, 7/01/41	7/22 at 100.00	AAA	1,076,920
770	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Refunding Senior Lien Series 2004C, 5.250%, 7/01/21	No Opt. Call	AA	802,517
2,000	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Subordinated Series 2020B-1, 5.000%, 7/01/41	7/28 at 100.00	AA	2,496,960
1,000	Massachusetts College Building Authority, Project Revenue Bonds, Refunding Series 2003B, 5.375%, 5/01/23 – SYNCORA GTY Insured	No Opt. Call	AA	1,135,310
1,350	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Refunding Series 2015C, 5.000%, 8/15/37	8/25 at 100.00	AAA	1,618,542
885	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series 2013A, 5.000%, 5/15/38	5/23 at 100.00	AA+	982,049
2,000	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Subordinated Series 2018A, 5.250%, 2/15/48	2/28 at 100.00	AA+	2,505,440
1,500	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Subordinated Series 2019A, 5.000%, 2/15/44	2/29 at 100.00	AA+	1,887,645
1,500	Massachusetts State, Transportation Fund Revenue Bonds, Rail Enhancement Program, Series 2015A, 5.000%, 6/01/45	6/25 at 100.00	AA+	1,751,280
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
863	4.550%, 7/01/40	7/28 at 100.00	N/R	919,078
820	0.000%, 7/01/46	7/28 at 41.38	N/R	235,233
4,205	0.000%, 7/01/51	7/28 at 30.01	N/R	869,258
775	4.750%, 7/01/53	7/28 at 100.00	N/R	814,556
1,259	5.000%, 7/01/58	7/28 at 100.00	N/R	1,344,234
520	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A, 5.000%, 10/01/32 – AGM Insured	10/22 at 100.00	AA	560,508
1,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2012A, 5.000%, 10/01/32 – AGM Insured	10/22 at 100.00	AA	1,077,900
27,627	Total Tax Obligation/Limited			26,633,417
	Transportation – 8.4% (5.5% of Total Investments)
2,500	Massachusetts Port Authority, Revenue Bonds, Refunding Series 2017A, 5.000%, 7/01/47 (AMT)	7/27 at 100.00	Aa2	2,938,525
1,000	Massachusetts Port Authority, Revenue Bonds, Series 2012B, 5.000%, 7/01/33	7/22 at 100.00	Aa2	1,078,820
	Massachusetts Port Authority, Revenue Bonds, Series 2014A:
1,000	5.000%, 7/01/39	7/24 at 100.00	Aa2	1,137,370
2,500	5.000%, 7/01/44	7/24 at 100.00	Aa2	2,825,950
	Massachusetts Port Authority, Revenue Bonds, Series 2015A:
715	5.000%, 7/01/40	7/25 at 100.00	Aa2	829,472
1,000	5.000%, 7/01/45	7/25 at 100.00	Aa2	1,152,060

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$1,000	Massachusetts Port Authority, Special Facilities Revenue Bonds, BOSFUEL Corporation, Series 2019A, 4.000%, 7/01/44 (AMT)	7/29 at 100.00	A1	$1,087,130
730	Metropolitan Boston Transit Parking Corporation, Massachusetts, Systemwide Parking Revenue Bonds, Senior Lien Series 2011, 5.000%, 7/01/41	7/21 at 100.00	A1	751,739
10,445	Total Transportation			11,801,066
	U.S. Guaranteed – 14.3% (9.4% of Total Investments) (5)
2,000	Hampden-Wilbraham Regional School District, Hampden County, Massachusetts, General Obligation Bonds, Series 2011, 5.000%, 2/15/41 (Pre-refunded 2/15/21)	2/21 at 100.00	Aa3	2,043,980
1,610	Massachusetts College Building Authority, Project Revenue Bonds, Green Series 2014B, 5.000%, 5/01/44 (Pre-refunded 5/01/24)	5/24 at 100.00	Aa2	1,890,027
855	Massachusetts College Building Authority, Revenue Bonds, Refunding Series 2012B, 5.000%, 5/01/37 (Pre-refunded 5/01/22)	5/22 at 100.00	Aa2	923,434
2,150	Massachusetts Development Finance Agency, Revenue Bonds, Lesley University, Series 2011B-1, 5.250%, 7/01/33 (Pre-refunded 7/01/21) – AGM Insured	7/21 at 100.00	AA	2,239,870
434	Massachusetts Development Finance Agency, Revenue Bonds, North Hill Communities Issue, Series 2013A, 6.250%, 11/15/28 (Pre-refunded 11/15/23), 144A	11/23 at 100.00	N/R	496,335
	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System, Series 2012L:
995	5.000%, 7/01/36 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R	1,034,531
5	5.000%, 7/01/36 (Pre-refunded 7/01/21)	7/21 at 100.00	AA-	5,199
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Sterling and Francine Clark Art Institute, Series 2011A, 5.000%, 7/01/41 (Pre-refunded 7/01/21)	7/21 at 100.00	AA	1,040,150
3,000	Massachusetts Development Finance Agency, Revenue Bonds, The Broad Institute, Series 2011A, 5.250%, 4/01/37 (Pre-refunded 4/01/21)	4/21 at 100.00	Aa3	3,088,920
475	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health, Series 2011H, 5.500%, 7/01/31 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R	496,043
410	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc, Series 1998A, 5.000%, 7/01/25 (Pre-refunded 7/01/21) – NPFG Insured	7/21 at 100.00	N/R	425,412
990	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series 2013A, 5.000%, 5/15/38 (Pre-refunded 5/15/23)	5/23 at 100.00	N/R	1,118,027
1,000	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2011B, 5.000%, 10/15/41 (Pre-refunded 10/15/21)	10/21 at 100.00	AAA	1,053,990
1,500	Massachusetts State, Transportation Fund Revenue Bonds, Rail Enhancement Program, Series 2013A, 5.000%, 6/01/38 (Pre-refunded 6/01/21)	6/21 at 100.00	AA+	1,554,300
720	Springfield Water and Sewer Commission, Massachusetts, General Revenue Bonds, Refunding Series 2010B, 5.000%, 11/15/30 (Pre-refunded 11/15/20) – AGC Insured	11/20 at 100.00	AA	727,121
1,620	University of Massachusetts Building Authority, Project Revenue Bonds, Senior Series 2014-1, 5.000%, 11/01/44 (Pre-refunded 11/01/24)	11/24 at 100.00	N/R	1,937,795
18,764	Total U.S. Guaranteed			20,075,134
	Utilities – 1.0% (0.7% of Total Investments)
1,265	Massachusetts Clean Energy Cooperative Corporation, Revenue Bonds, Massachusetts Municipal Lighting Plant Cooperative, Series 2013, 5.000%, 7/01/32	7/23 at 100.00	AA-	1,405,276

NMT	Nuveen Massachusetts Quality Municipal Income Fund (continued)
Portfolio of Investments August 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer – 8.8% (5.8% of Total Investments)
$565	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2014A, 5.000%, 7/01/29	7/24 at 100.00	A-	$635,563
	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2017:
1,250	5.000%, 7/01/37	7/27 at 100.00	A-	1,461,263
420	5.000%, 7/01/40	7/27 at 100.00	A-	487,628
415	Lynn Water and Sewer Commission, Massachusetts, General Revenue Bonds, Series 2003A, 5.000%, 12/01/32 – NPFG Insured	10/20 at 100.00	A1	416,457
1,000	Massachusetts Clean Water Trust, State Revolving Fund Bonds, Green 18 Series 2015, 5.000%, 2/01/45	2/24 at 100.00	AAA	1,129,000
60	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2003-9, 5.000%, 8/01/22	10/20 at 100.00	AAA	60,235
500	Massachusetts Water Resources Authority, General Revenue Bonds, Refunding Series 2016B, 5.000%, 8/01/40	8/26 at 100.00	AA+	611,670
1,230	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2017B, 5.000%, 8/01/42	8/27 at 100.00	AA+	1,519,308
2,000	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2019B, 5.000%, 8/01/44	8/29 at 100.00	AA+	2,570,860
1,130	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2020B, 5.000%, 8/01/45	8/30 at 100.00	AA+	1,481,125
1,000	Springfield Water and Sewer Commission, Massachusetts, General Revenue Bonds, Series 2017C, 5.000%, 4/15/37	4/27 at 100.00	AA	1,226,010
635	Springfield Water and Sewer Commission, Massachusetts, General Revenue Bonds, Series 2019E, 4.000%, 4/15/38	4/29 at 100.00	AA	748,646
10,205	Total Water and Sewer			12,347,765
$189,576	Total Long-Term Investments (cost $197,422,750)			213,107,753
	Variable Rate Demand Preferred Shares, net of deferred offering costs – (52.6)% (6)			(73,741,501)
	Other Assets Less Liabilities – 0.6%			823,563
	Net Asset Applicable to Common Shares – 100%			$140,189,815

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$213,107,753	$ —	$213,107,753

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Variable Rate Demand Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 34.6%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
WI/DD	Purchased on a when-issued or delayed delivery basis.